Revenue - Summary of Disaggregated Revenue (Details) - USD ($) $ in Thousands	3 Months Ended	10 Months Ended	12 Months Ended
	Jun. 15, 2023	Mar. 31, 2024	Mar. 31, 2026	Mar. 31, 2025
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 18,182	$ 163,267	$ 155,910	$ 203,607
Saudi Arabia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,544	112,015	91,761	141,084
Singapore
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	4,577	19,011	19,267	19,407
Malaysia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,402	11,102	12,781	15,265
Thailand
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,367	7,603	13,308	11,399
Indonesia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,740	11,154	15,677	13,555
Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	552	2,382	3,116	2,897
Products Transferred at a Point In Time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	8,131	120,281	106,934	151,766
Services Transferred at a Point In Time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	10,051	42,986	48,976	51,841
Specialty Connectors and Pipes
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	5,114	113,531	96,065	143,091
Surface Wellhead and Christmas Tree
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,017	6,750	10,869	8,675
Sale of Oilfield Equipment Products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	8,131	120,281	106,934	151,766
Premium Threading Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	7,625	31,088	33,443	36,832
Other Ancillary Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,426	11,898	15,533	15,009
Rendering of Premium Threading and Other Ancillary Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 10,051	$ 42,986	$ 48,976	$ 51,841